[LION LOGO]                                                   File No. 333-73920
 ING FUNDS


                               ING HIGH YIELD FUND

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                  TO TUESDAY, APRIL 9, 2002, 2:00 PM LOCAL TIME


Dear Shareholder:

We have made several attempts to contact you through the mail and over the phone, regarding your shares held in the ING High Yield Fund (formerly Pilgrim High Yield Fund) (the "Fund"). Your position in the Fund is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response, but we are going to need your help in order to close the polls on this proposal. WE HAVE ADJOURNED THIS MEETING TO 2:00 P.M., LOCAL TIME, ON APRIL 9, 2002.

You are being asked to vote to approve an Agreement and Plan of Reorganization. If approved by shareholders, you will become a shareholder of ING High Yield Opportunity Fund (formerly Pilgrim High Yield Fund II) on the date that the reorganization occurs. The reorganization would provide shareholders of the Fund with an opportunity to participate in a larger fund with substantially similar investment objectives and strategies.

After careful consideration, the Board of Directors unanimously approved this proposal and recommends that shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0303.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUND TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Please vote now. There are 4 quick, easy ways to vote.

1. BY PHONE:        To speak with a proxy specialist call (toll-free) (866)
                    515-0303. Representatives are available to take your vote
                    Monday through Friday between 9 a.m. and 11 p.m. and Saturday 12 p.m. to 6 p.m. Eastern time. Please have your proxy card available at the time of the call.

2. BY INTERNET:     Go to WWW.PROXYVOTE.COM and enter the 12-digit control
                    number found on your proxy card.

3. BY FAX:          Complete the enclosed proxy card and fax it to us anytime
                    toll-free at (800) 733-1885.

4. BY TOUCHTONE:    Dial (toll-free) (800) 690-6903 and follow the simple
                    directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by April 9, 2002. Thank you in advance.

[LION LOGO]                                                   File No. 333-73920
 ING FUNDS


                               ING HIGH YIELD FUND

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                  TO TUESDAY, APRIL 9, 2002, 2:00 PM LOCAL TIME


Dear Shareholder:

We have made several attempts to contact you through the mail and over the phone, regarding your shares held in the ING High Yield Fund (formerly Pilgrim High Yield Fund) (the "Fund"). Your position in the Fund is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response, but we are going to need your help in order to close the polls on this proposal. WE HAVE ADJOURNED THIS MEETING TO 2:00 P.M., LOCAL TIME, ON APRIL 9, 2002.

You are being asked to vote to approve an Agreement and Plan of Reorganization. If approved by shareholders, you will become a shareholder of ING High Yield Opportunity Fund (formerly Pilgrim High Yield Fund II) on the date that the reorganization occurs. The reorganization would provide shareholders of the Fund with an opportunity to participate in a larger fund with substantially similar investment objectives and strategies.

After careful consideration, the Board of Directors unanimously approved this proposal and recommends that shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0303.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUND TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Please vote now. There are 3 quick, easy ways to vote.

1. BY PHONE:        To speak with a proxy specialist call (toll-free) (866)
                    515-0303. Representatives are available to take your vote
                    Monday through Friday between 9 a.m. and 11 p.m. and Saturday 12 p.m. to 6 p.m. Eastern time. Please have your proxy card available at the time of the call.

2. BY INTERNET:     Go to WWW.PROXYVOTE.COM and enter the 12-digit control
                    number found on your proxy card.

3. BY TOUCHTONE:    Dial (toll-free) (800) 690-6903 and follow the simple
                    directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by April 9, 2002. Thank you in advance.

[LION LOGO]                                                   File No. 333-73920
 ING FUNDS


                               ING HIGH YIELD FUND

         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                 TO TUESDAY, APRIL 9, 2002, 2:00 P.M. LOCAL TIME


Dear Shareholder:

We have made several attempts to contact you through the mail regarding your shares held in the ING High Yield Fund (formerly Pilgrim High Yield Fund) (the "Fund"). Your position in the Fund is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response but we are going to need your help in order to close the polls on this proposal. WE HAVE ADJOURNED THIS MEETING TO 2:00 P.M., LOCAL TIME, ON APRIL 9, 2002.

You are being asked to vote to approve an Agreement and Plan of Reorganization. If approved by shareholders, you will become a shareholder of ING High Yield Opportunity Fund (formerly Pilgrim High Yield Fund II) on the date that the reorganization occurs. The reorganization would provide shareholders of the Fund with an opportunity to participate in a larger fund with substantially similar investment objectives and strategies.

After careful consideration, the Board of Directors unanimously approved this proposal and recommends that shareholders vote "FOR" the proposal. If you have any questions regarding the meeting agenda or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0303.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUND TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Please vote now. There are 2 quick, easy ways to vote.

1. BY INTERNET:     Go to WWW.PROXYVOTE.COM and enter the 12-digit control
                    number found on your proxy card.

2. BY TOUCHTONE:    Dial (toll-free) (800) 690-6903 and follow the simple
                    directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we receive your executed proxy by April 9, 2002. Thank you in advance.